Intangible assets and goodwill	12 Months Ended
Mar. 31, 2020
Intangible assets and goodwill.
Intangible assets and goodwill

20.  Intangible assets and goodwill

	Computer	Intellectual	Agent /		Non			Intangible
	software and	property	Supplier/	Customer	compete			under
	Websites	rights	relationship	relationship	agreement	Trademarks	Goodwill	development	Total
Gross block
At March 31, 2018	1,617,972	56,298	222,169	134,682	20,061	271,329	961,186	112,128	3,395,825
Acquisitions through business combinations (refer to Note 43)	683	—	—	5,654	2,110	—	53,913	—	62,360
Additions	433,075	—	—	—	—	—	—	399,270	832,345
Disposals/adjustment	—	—	—	—	—	—	—	(425,542)	(425,542)
Effects of movements in foreign exchange rates	67	2,911	—	—	—	—	—	—	2,978
At March 31, 2019	2,051,797	59,209	222,169	140,336	22,171	271,329	1,015,099	85,856	3,867,966
Additions	225,118	—	—	—	—	—	—	194,616	419,734
Disposals/adjustment	—	—	—	—	—	—	—	(228,551)	(228,551)
At March 31, 2020	2,276,915	59,209	222,169	140,336	22,171	271,329	1,015,099	51,920	4,059,148
Amortization and Impairment
At March 31, 2018	875,850	51,446	149,507	5,986	6,266	81,507	—	—	1,170,562
Charge for the year	411,648	1,400	17,097	9,214	4,669	13,937	—	—	457,965
Disposals	—	—	—	—	—	—	—	—	—
Effects of movements in foreign exchange rates	46	2,911	—	—	0	—	—	—	2,958
At March 31, 2019	1,287,544	55,757	166,604	15,200	10,935	95,444	—	—	1,631,485
Charge for the year	454,866	1,679	17,097	10,392	5,021	13,937	—	—	502,992
Disposals	—	—	—	—	—	—	—	—	—
Impairment	—	—	—	—	—	—	221,999	—	221,999
Effects of movements in foreign exchange rates	(20)	—	—	—	—	—	—	—	(20)
At March 31, 2020	1,742,389	57,436	183,701	25,592	15,956	109,382	221,999	—	2,356,455
Net block
At March 31, 2019	764,253	3,452	55,565	125,136	11,236	175,885	1,015,099	85,856	2,236,481
At March 31, 2020	534,525	1,773	38,468	114,744	6,215	161,947	793,100	51,920	1,702,693

The Group has taken bank guarantee facility against which Computer software and Websites & intellectual property rights of a subsidiary of the Group amounting to INR 539,073 (March 31, 2019: INR 536,298) are pledged.

Impairment reviews

Goodwill acquired through business combinations having indefinite lives are allocated to the CGUs. For the purpose of impairment testing, goodwill is allocated to a CGU representing the lowest level within the Group at which goodwill is monitored for internal management purposes and which is not higher than the Group’s operating segment. Carrying amount of goodwill has been allocated to the respective acquired subsidiaries level as follows:

	March 31,
	2019	2020
TSI Yatra Private Limited	103,670	103,670
Yatra TG Stays Private Limited & Yatra Hotel Solutions Private Limited*	549,996	327,997
Air Travel Bureau Limited (refer to Note 43)	307,520	307,520
Travel.Co.In Limited (TCIL)(refer to Note 43)	53,913	53,913
Total	1,015,099	793,100

*      The recoverable amount of the CGU as at March 31, 2020, has been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a seven-year period. The projected cash flows have been updated to reflect the decreased demand for products and services. The pre-tax discount rate applied to cash flow projections is 20.14% (March 31, 2019: 18%) and cash flows beyond the five-year period are extrapolated using a 4.5% growth rate (March 31, 2019: 5.0%) that is the same as the long-term average growth rate for the hotel industry. Basis this, it was concluded that the fair value less costs of disposal did not exceed the value in use. As a result of this analysis, management has recognised an impairment charge of INR 221,999 in the current year against goodwill with a carrying amount of 549,996 as at March 31, 2019. The impairment charge is recorded in the statement of profit or loss.

The recoverable amount of all CGUs was based on its value in use and was determined by discounting the future cash flows to be generated from the continuing use of the CGU. These calculations use cash flow projections over a period of five years, based on next year’s financial budgets approved by management, with extrapolation for the remaining period, and an average of the range of assumptions as mentioned below.

The key assumptions used in value in use calculations:

	March 31,
	2019	2020
Discount rate	18%	20.14% - 20.29%
Terminal Value growth rate	5%	4.5%
EBITDA margin over next 5 and 7 years (March 31, 2019: 5 years)	8.7% - 46.7%	(66.3)% - 35.0%

The above discount rate is based on the Weighted Average Cost of Capital (WACC) of a comparable market participant, which is adjusted for specific risks. These estimates are likely to differ from future actual results of operations and cash flows.

Sensitivity change in assumptions

Based on the above, except as disclosed above, in case of "Yatra TG Stays Private Limited & Yatra Hotel Solutions Private Limited", no other impairment was identified as of March 31, 2020 and March 31, 2019 as the recoverable value of the CGUs exceeded the carrying value. An analysis of the calculation's sensitivity to a change in the key parameters (revenue growth, discount rate and long-term growth rate) based on reasonably probable assumptions, did not identify any probable scenarios where the CGUs recoverable amount would fall below their carrying amount.